FAIR VALUE MEASUREMENT (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) CAD / $	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD CAD / $
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Investment Foreign Currency, Contract, Amount Purchased | CAD			CAD 15,600
Derivative, Average Forward Exchange Rate | CAD / $	1.290		1.290
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 307,000	$ 0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ 0
Line of Credit Facility, Maximum Borrowing Capacity	10,000,000
Standby Letters of Credit Facility, Maximum Capacity	10,000,000
Letters of Credit Outstanding, Amount	$ 100,000